Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-7657
Entity Registrant Name	AMERICAN EXPRESS COMPANY
Entity Central Index Key	0000004962
Entity Tax Identification Number	13-4922250
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	200 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10285
City Area Code	212
Local Phone Number	640-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares (par value $0.20 per Share)
Trading Symbol	AXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false